Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (USD $)	Total	Series A convertible preferred stock	Series B Convertible Preferred Stock	Common stock	Additional paid-in capital	Accumulated deficit
Balance at Dec. 31, 2010	$ (16,699,000)	$ 18,744,000		$ 2,000	$ 7,068,000	$ (23,769,000)
Balance (in shares) at Dec. 31, 2010		26,964,000		1,649,000
Increase (Decrease) in Stockholders' Equity
Issuance of series A convertible preferred stock and common stock warrants	148,000	8,516,000			148,000
Issuance of series A convertible preferred stock and common stock warrants (in shares)		12,412,000
Stock-based compensation expense	62,000				62,000
Issuance of common stock, net of repurchase liability and including vesting of stock option early exercises	11,000				11,000
Issuance of common stock, net of repurchase liability and including vesting of stock option early exercises (in shares)				72,000
Repurchase of unvested common stock	(1,000)				(1,000)
Repurchase of unvested common stock (in shares)				(7,000)
Issuance of common stock upon exercise of warrants	2,000				2,000
Issuance of common stock upon exercise of warrants (in shares)				25,000
Vesting of restricted common stock subject to repurchase	20,000				20,000
Net loss	(6,110,000)					(6,110,000)
Balance at Dec. 31, 2011	(22,567,000)	27,260,000		2,000	7,310,000	(29,879,000)
Balance (in shares) at Dec. 31, 2011		39,376,000		1,739,000
Increase (Decrease) in Stockholders' Equity
Issuance of Series B convertible preferred stock			12,556,000
Issuance of Series B convertible preferred stock (in shares)			12,358,000
Stock-based compensation expense	220,000				220,000
Issuance of common stock, net of repurchase liability and including vesting of stock option early exercises	43,000				43,000
Issuance of common stock, net of repurchase liability and including vesting of stock option early exercises (in shares)				550,000
Issuance of common stock upon exercise of warrants	10,000				10,000
Issuance of common stock upon exercise of warrants (in shares)				128,000
Vesting of restricted common stock subject to repurchase	21,000				21,000
Net loss	(17,710,000)					(17,710,000)
Balance at Dec. 31, 2012	$ (39,983,000)	$ 27,260,000	$ 12,556,000	$ 2,000	$ 7,604,000	$ (47,589,000)
Balance (in shares) at Dec. 31, 2012		39,376,000	12,358,000	2,417,000